Recent accounting pronouncements	12 Months Ended
Dec. 31, 2019
Recent accounting pronouncements
Recent accounting pronouncements

3.    Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (Topic 326) and further issued several subsequent amendments and updates, collectively referred to as “ASC 326”. ASC 326 introduces a new “expected credit loss” model for credit losses measurement on certain financial instruments, which is different from the current “incurred loss” model. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group will adopt ASC 326 beginning January 1, 2020 by applying the modified retrospective method with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Group noted that the new guidance would mainly have impact on credit losses in connection with finance receivables, accounts receivables, and guarantee liabilities. The cumulative effect on the opening balance of accumulated deficit upon adoption of ASC 326 would be not greater than RMB300.0 million.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, the Group will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Early adoption is permitted. either the entire standard or only the provisions that eliminate or modify the requirements. The Group will adopt the new standard beginning January 1, 2020.

In January 2017, the FASB issued ASU No. 2017‑04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group will adopt the new standard beginning January 1, 2020.